Share capital	6 Months Ended
Dec. 31, 2024
Share capital
Share capital

16.Share capital

	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024	2024	2024	2024	2024	2024
	Number of	Number of	Number of	Number of
	shares	shares	shares	shares	US$	US$
			Series A	Series A
	Ordinary	Ordinary	preference	preference
	shares	shares	shares	shares
At the beginning of financial year	40,000	40,000	—	2,100	3,000,000	13,500,000
Issuance of preference shares	—	—	2,100	—	10,500,000	—
Issuance of bonus shares	—	120,000	—	6,300	—	—
At end of financial year	40,000	160,000	2,100	8,400	13,500,000	13,500,000

The Company was incorporated in Cayman on November 23, 2023, with an authorized share capital of US$50,000 divided into 50,000 ordinary shares of US$1.00 each.

On February 7, 2024, the Company’s shareholder approved to amend the authorized share capital from US$50,000, divided into 50,000 ordinary shares of par value of US$1.00 per share, to US$50,000, divided into 2,000,000,000 ordinary shares of par value US$0.000025 per share. The issued 1 ordinary share of par value of US$1.00 each, is therefore subdivided into 40,000 ordinary shares of par value of US$0.000025.

On April 15, 2024, the Company’s shareholder approved to amend the authorized share capital by re-designated 1,000 authorised but unissued ordinary shares be and are hereby re-designated as 1,000 Series A preference shares with par value of US$0.000025 each. After the re-designation, the authorised share capital of the Company is US$50,000 divided into (i) 1,999,997,000 ordinary shares, with par value of US$0.000025 each, and (ii) 3,000 Series A preference shares, with par value of US$0.000025 each.

16.Share capital (Continued)

On February 7, 2024, the Company issued 2,000 Series A preference shares with a cash consideration of US$10,000,000 for working capital.

On May 6, 2024, the Company issued additional 100 Series A preference shares with a cash consideration of US$500,000.

On November 29, 2024, the Company issued additional 120,000 ordinary shares and 6,300 Series A preference shares through bonus shares. All these new issued shares are bonus shares with no consideration.